Earnings Per Share (Details 1) - shares	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Earnings Per Share [Line Items]
Total stock options and warrants	84,517,390	0
Stock Options [Member]
Earnings Per Share [Line Items]
Total stock options and warrants	76,928,864	0
Warrants Equity Classified [Member]
Earnings Per Share [Line Items]
Total stock options and warrants	1,782,246	0
Warrants Liability Classified [Member]
Earnings Per Share [Line Items]
Total stock options and warrants	5,806,280	0